UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended : June 30, 2004

Check here if Amendment [ ]; Amendment number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Marathon Asset Management (Services) Ltd
Address:        Orion House
                5 Upper St. Martins Lane
                London
                WC2H 9EA
                United Kingdom

13F File Number: 28-6422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:           Simon Davies
Title:          Compliance Officer
Phone:          (011) 44 20 7497 2211
Signature, Place and Date of Signing:

        Simon Davies    London, United Kingdom  June 30, 2004

Report Type (Check only one.):

[ ]             13F HOLDINGS REPORT

[ ]             13F NOTICE

[X]             13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

1. Frank Russell Trust Company International Fund



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F

REPORT SUMMARY:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         63

Form 13F Information Table Value Total:         $3,379,049 (thousands)


List of Other Included Managers:

 No.    13F File Number         Name

FORM 13 F INFORMATION TABLE
                                                                             FORM 13F INFORMATION TABLE

NAME OF ISSUER                        TITLE OF            VALUE  SHARES/  SH/ INVSTMT  OTHER         VOTING AUTHORITY
                                      CLASS    CUSIP     x$1000  PRN AMT PRN  DSCRETN  MANAGERS   SOLE     SHARED    NONE

ABITIBI CONSOLIDATED                  COM      039241074  39019  5717483 SH   SHARED                  0   3615185    2102298
AGRIUM INC                            COM      068916108  31389  2157327 SH   SHARED                  0   1331512     825815
ALCAN                                 COM     0137161059  79962  1931448 SH   SHARED                  0   1238268     693180
ALTRIA GROUP                          COM     02209S1033  54705  1093012 SH   SHARED                  0    738580     354432
AMERICAN MOVIL - SERIES L             COM     02364W1053   7711   212009 SH   SHARED                  0    142622      69387
ANGLO AMERICAN ADR                    COM      03485P102   6467   309713 SH   SHARED                  0    225332      84381
ANGLOGOLD ADR                         COM       35128206  14844   461553 SH   SHARED                  0    370645      90908
AMERICAN EXPRESS CO                   COM      025816109  46541   905820 SH   SHARED                  0    588665     317155
AMR CORP                              COM       17651060  40831  3371684 SH   SHARED                  0   2208184    1163500
APPLE COMPUTER INC                    COM     0378331005  40638  1248860 SH   SHARED                  0    807160     441700
BAXTER INTERNATIONAL INC.             COM      071813109  34806  1008573 SH   SHARED                  0    654420     354153
BCE                                   COM     05534B1094  36207  1818146 SH   SHARED                  0   1158146     660000
BERKSHIRE HATHAWAY "B"                COM      084670207  85648    28984 SH   SHARED                  0     18930      10054
BRISTOL-MYERS SQUIBB CO               COM      110122108  42751  1744920 SH   SHARED                  0   1138131     606789
BURLINGTON NORTHERN SANTA FE CORP     COM      12189T104  59398  1693707 SH   SHARED                  0   1107727     585980
COMCAST CORP SPECIAL CLASS A          COM     2003002001  62151  2251030 SH   SHARED                  0   1464816     786214
COSTCO WHOLESALE CORP                 COM      22160K105 114270  2774899 SH   SHARED                  0   1857799     917100
DELL COMPUTER                         COM      247025109  44354  1238245 SH   SHARED                  0    809534     428711
ERICSSON LM TELEPHONE CO ADR          COM      294821400    495    16560 SH   SHARED                  0     16560          0
ETHAN ALLEN INTERIORS INC             COM      297602104  43170  1202163 SH   SHARED                  0    787184     414979
FAIRMONT HOTELS & RESORTS             COM     3052041090  23999   892558 SH   SHARED                  0    574784     317774
FRESENIUS MEDICAL CARE ADR            COM     3580291066  90692  3538907 SH   SHARED                  0   2645979     892928
GOLDMAN SACHS GROUP INC               COM     38141G1040  40050   425335 SH   SHARED                  0    278335     147000
HOLLINGER INTERNATIONAL               COM      435569108  63527  3783615 SH   SHARED                  0   2456167    1327448
IMS HEALTH INC                        COM      449934108  69775  2976757 SH   SHARED                  0   1952882    1023875
IMPERIAL OIL LTD CANADA               COM     4530384086 104865  2253163 SH   SHARED                  0   1435734     817429
INCO LTD                              COM      453258402  72729  2104441 SH   SHARED                  0   1846841     257600
INTEL CORP                            COM     4581401001  29048  1052458 SH   SHARED                  0    689559     362899
INTERNATIONAL SPEEDWAY CORP - CLASS A COM      460335201  57795  1188224 SH   SHARED                  0    783783     404441
J C PENNEY COMPANY INC                COM      456478106  46958  1243595 SH   SHARED                  0    816259     427336
KANSAS CITY SOUTHERN INDUSTRIES       COM      485170302  31738  2047630 SH   SHARED                  0   1328864     718766
LEARNING TREE INTERNATIONAL           COM     5220151063  13931   960064 SH   SHARED                  0    670164     289900
LEVEL 3 COMM INC                      COM     52729N1000  19656  5600000 SH   SHARED                  0   5600000          0
LIBERTY MEDIA CORP A                  COM      530718105  68353  7603231 SH   SHARED                  0   5017258    2585973
LIBERTY MEDIA INTL - A                COM     5307181058  52062  1403276 SH   SHARED                  0    917493    2585973
LUCENT TECHNOLOGIES INC               COM     5494631071  92911 24579612 SH   SHARED                  0  16019930    8559682
LUXOTTICA GROUP SPA ADR               COM      55068R202 139945  8124917 SH   SHARED                  0   5974103    2150814
MBIA INC                              COM      55262C100  45147   790387 SH   SHARED                  0    516570     273817
MERCURY GENERAL CORP                  COM      589400100  47771   962160 SH   SHARED                  0    625804     336356
MGIC INVESTMENT CORP                  COM     5528481030  37073   488702 SH   SHARED                  0    323102     165600
MICROSOFT CORP                        COM     5949181045  28088   983490 SH   SHARED                  0    640390     343100
MOODYS CORPORATION                    COM      615369105  63676   984788 SH   SHARED                  0    643924     340864
NATUZZI S.P.A.                        COM     63905A1016  23091  2107443 SH   SHARED                  0   1566745     540698
NEXTEL COMM INC-A                     COM      65332V103  91272  3423551 SH   SHARED                  0   2217746    1205805
NORTEL NETWORKS CORP                  COM      656568102 123460 24741467 SH   SHARED                  0  16698987    8042480
NORTHWEST AIRLINES                    COM      667280101  59311  5333719 SH   SHARED                  0   3477639    1856080
PPG INDUSTRIES INC                    COM      693506107  39022   624458 SH   SHARED                  0    407895     216563
PRIMEDIA                              COM      7415K101   52599 18920358 SH   SHARED                  0  12977969    5942389
QWEST COMMUNICATIONS INTL             COM      749121109  54589 15205983 SH   SHARED                  0  10017832    5188151
RAYTHEON "A"                          COM      755111101  24942   697296 SH   SHARED                  0    455375     241921
ROGERS COMMUNICATIONS INC. CLASS B    COM     7751092007 111911  4633987 SH   SHARED                  0   2960497    1673490
SABRE HOLDINGS CORP                   COM      785905100  56273  2030792 SH   SHARED                  0   1326203     704589
SARA LEE                              COM      803111103  36551  1589866 SH   SHARED                  0   1042180     547686
SBC COMMUNICATIONS INC                COM      78387G103  59096  2436963 SH   SHARED                  0   1590675     846288
SCHERING-PLOUGH CORP                  COM      806605101 101324  5482880 SH   SHARED                  0   3578380    1904500
SCOTTS COMPANY A SHARES               COM      810186106  57681   902954 SH   SHARED                  0    591188     311766
SUN MICROSYSTEMS INC                  COM     8668101046  69680 16092316 SH   SHARED                  0  10507641    5584675